Investment income (Tables)	12 Months Ended
Dec. 31, 2020
Investment income [abstract]
Summary of investment income
Investment income
	2020	2019	2018
Dividend income	107	115	102
Realised gains/losses on disposal of debt instruments measured at FVOCI	44	46	77
Income from and fair value gains/losses on investment properties	1	27	4
Investment income	152	188	183